Loans	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Loans
4. Loans
Credit quality information
In accordance with the MHFG Group’s credit risk management policies, the Group uses an internal rating system that consists of credit ratings for the corporate portfolio segment and pool allocations for the retail portfolio segment as the basis of its risk management infrastructure. Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of losses expected on individual loans by taking into consideration various factors such as collateral or guarantees involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied, and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes. Pool allocations are applied to small loans that are less than a specified amount by pooling customers and loans with similar risk characteristics, and the risk is assessed mainly based on past due status and managed according to such pools. The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined policies and procedures.
The Group does not record expected credit losses for accrued interest receivables because uncollectible accrued interest
is reversed through interest income in a timely manner in line with the Group’s nonaccrual and past due policies for loans. The amount of accrued interest receivables included in Accrued income was ¥239 billion and ¥245 billion at March 31, 2025 and 2026, respectively.
The Group does not believe that its exposure to any particular geographic area and business sector results in a significant concentration of credit risk.

The table below presents the MHFG Group’s definition of obligor ratings used by MHBK and MHTB, and equivalent obligor ratings are determined for the other subsidiaries:

Obligor category (1) (2)	Obligor rating	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.

	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is low.

	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.

	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future economic environmental changes is low.

Watch	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or their somewhat weak or unstable business conditions.

	E2	Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure to make principal or interest payments, or problems with their financial position as a result of their weak or unstable business conditions.

Intensive control	F	Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).

Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.

Bankrupt	H	Obligors that have become legally or formally bankrupt.

Notes:
(1)	Special attention obligors are watch obligors with modified debt or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)	The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans.

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2025 and 2026:

	Term loans by origination year
	2024	2023	2022	2021	2020	Prior to 2020	Revolving Loans (2)	Total

	(in billions of yen)
2025

Domestic:
Corporate:
Large companies:
Normal obligors	14,418	5,880	4,464	3,358	3,391	5,256	7,775	44,542
Watch obligors excluding special attention obligors	153	47	29	76	21	49	162	537
Nonaccrual loans	97	49	27	31	46	239	309	800
Small and medium-sized companies:
Normal obligors	489	313	236	164	146	621	536	2,506
Watch obligors excluding special attention obligors	41	18	12	9	7	37	24	148
Nonaccrual loans	8	5	6	5	10	34	24	92
Retail (1) :
Housing Loan:
Normal obligors	342	289	370	405	320	5,026	—	6,753
Watch obligors excluding special attention obligors	—	—	—	—	1	37	—	39
Nonaccrual loans	—	—	—	—	1	29	—	30
Others:
Normal obligors	149	105	54	38	77	306	449	1,179
Watch obligors excluding special attention obligors	15	10	5	3	8	6	7	53
Nonaccrual loans	4	3	1	2	5	19	8	43
Sovereign:
Normal obligors	3,212	55	47	44	86	239	4	3,687
Watch obligors excluding special attention obligors	2	2	1	—	—	—	—	5
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	160	81	71	252	1	80	221	867
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	19,091	6,857	5,322	4,390	4,122	11,979	9,521	61,282

Foreign:
Corporate (3) :
Normal obligors	13,891	4,670	3,086	1,254	580	1,268	8,360	33,108
Watch obligors excluding special attention obligors	220	96	95	36	113	76	95	730
Nonaccrual loans	17	25	19	1	4	19	10	96
Retail:
Normal obligors	2	1	1	1	1	4	—	10
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	318	220	194	7	2	3	35	778
Watch obligors excluding special attention obligors	—	3	—	—	—	—	—	3
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	1,333	631	485	112	27	193	454	3,235
Watch obligors excluding special attention obligors	—	—	4	—	—	11	—	16
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	15,781	5,645	3,883	1,411	728	1,574	8,954	37,975

Total	34,872	12,502	9,205	5,801	4,850	13,553	18,475	99,257

	Term loans by origination year
	2025	2024	2023	2022	2021	Prior to 2021	Revolving Loans (2)	Total

	(in billions of yen)
2026

Domestic:
Corporate:
Large companies:
Normal obligors	16,827	7,098	4,561	3,462	2,377	5,846	8,981	49,151
Watch obligors excluding special attention obligors	226	149	128	57	33	72	197	864
Nonaccrual loans	103	54	39	20	13	70	259	558
Small and medium-sized companies:
Normal obligors	534	295	229	173	124	569	546	2,472
Watch obligors excluding special attention obligors	55	20	14	10	8	35	28	170
Nonaccrual loans	9	5	5	5	3	34	24	86
Retail (1) :
Housing Loan:
Normal obligors	508	279	273	348	381	4,784	—	6,573
Watch obligors excluding special attention obligors	—	—	—	—	—	28	—	29
Nonaccrual loans	1	—	—	—	—	27	—	28
Others:
Normal obligors	202	59	74	35	24	269	445	1,109
Watch obligors excluding special attention obligors	14	5	6	3	2	8	7	45
Nonaccrual loans	5	2	3	2	2	20	7	41
Sovereign:
Normal obligors	128	41	46	47	46	237	3	548
Watch obligors excluding special attention obligors	2	—	2	—	—	—	—	4
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	257	80	76	9	252	21	315	1,009
Watch obligors excluding special attention obligors	—	—	—	—	—	—	56	56
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	18,872	8,088	5,456	4,171	3,267	12,020	10,868	62,742

Foreign:
Corporate (3) :
Normal obligors	15,947	5,187	2,892	1,826	823	1,087	9,884	37,646
Watch obligors excluding special attention obligors	278	99	109	47	16	67	97	714
Nonaccrual loans	36	21	28	—	14	19	69	187
Retail:
Normal obligors	3	1	1	1	1	4	—	13
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	558	98	119	58	4	8	100	945
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	1,701	643	354	146	10	193	533	3,579
Watch obligors excluding special attention obligors	—	—	—	—	—	8	2	11
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	18,523	6,049	3,504	2,079	867	1,387	10,685	43,094

Total	37,395	14,137	8,960	6,250	4,134	13,407	21,553	105,836

Notes:
(1)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(2)	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2025 and 2026.
(3)	Corporate of foreign included ¥166 billion and ¥169 billion of lease receivables that were receivables arising from direct financing leasing at March 31, 2025 and 2026, respectively.
The table below presents gross charge-offs recognized for the fiscal year ended March 31, 2025 and 2026:

	March 31, 2025
	2024	2023	2022	2021	2020	Prior to 2020	Revolving Loans	Total

	(in billions of yen)
Domestic:
Corporate:
Large companies	7	3	—	—	—	—	2	13
Small and medium-sized companies	2	2	—	—	—	—	1	6
Retail:
Housing Loan	—	—	—	—	—	1	—	1
Others	—	2	—	—	—	2	—	4

Total domestic	10	7	—	—	—	4	4	24

Foreign:
Total foreign (Note)	—	11	6	—	4	2	—	24

Total	10	18	6	—	4	5	4	48

	March 31, 2026
	2025	2024	2023	2022	2021	Prior to 2021	Revolving Loans	Total

	(in billions of yen)
Domestic:
Corporate:
Large companies	6	5	1	—	1	194	39	245
Small and medium-sized companies	2	2	—	—	—	1	1	5
Retail:
Housing Loan	—	—	—	—	—	1	—	1
Others	—	1	—	—	—	—	—	2

Total domestic	8	8	1	—	1	196	40	254

Foreign:
Total foreign (Note)	1	1	3	—	—	14	—	19

Total	9	9	4	—	1	210	40	273

Note: The majority of total foreign consist of corporate.
Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.
Unearned income and deferred loan fees w
ere
¥284 billion and ¥312 billion at March 31, 2025 and 2026, respectively.

The Group uses, as a practical expedient, the fair value of the collateral when recording the net carrying amounts of loans and determining the allowance for credit losses of such loans, for which the repayment is expected to be provided substantially through the operation or sale of the collateral, when the borrower is experiencing financial difficulty based on the assessment as of the reporting date. As of March 31, 2026, collateral relating to these loans was primarily comprised of real estate. There were no significant changes in the extent to which collateral secures these loans during this fiscal year and no significant concentration of collateral against any portfolio segment.
Nonaccrual loans
The MHFG Group considers loans to be nonaccrual when it is probable that the Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loans. The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans. There are no loans that are 90 days past due and still accruing. The Group does not have any loans to borrowers that cause management to have serious doubts as to the ability of such borrowers to comply with the present loan repayment terms for the periods presented other than those already designated as nonaccrual loans. The table below presents nonaccrual loans information at March 31, 2025 and 2026, and interest income recognized on nonaccrual loans for the fiscal years ended March 31, 2025 and 2026:

	Amortized cost (1)			Interest income recognized (2)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans

	(in billions of yen)
2025

Domestic:
Corporate:
Large companies	788	12	800	12
Small and medium-sized companies	79	13	92	1
Retail:
Housing Loan	18	12	30	1
Others	26	17	43	1

Total domestic	911	54	965	15

Foreign:
Total foreign (3)	92	4	96	5

Total	1,003	58	1,062	20

	Amortized cost (1)			Interest income recognized (2)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans

	(in billions of yen)
2026

Domestic:
Corporate:
Large companies	542	16	558	9
Small and medium-sized companies	77	9	86	2
Retail:
Housing Loan	17	11	28	1
Others	24	17	41	1

Total domestic	659	53	712	12

Foreign:
Total foreign (3)	138	49	187	10

Total	798	102	899	22

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is consistent with the Group’s definition of nonaccrual loans.
(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.
The remaining balance of nonaccrual loans that has been partially charged off, was ¥6,150 million and ¥18,032 million as of March 31, 2025 and 2026, respectively.

Loan modifications to borrowers experiencing financial difficulty
The MHFG Group grants certain modifications of loans to borrowers experiencing financial difficulty. The following table presents loan modifications to borrowers experiencing financial difficulty by type of modification during the fiscal years ended March 31, 2025 and 2026:

	Term extension (2)	Interest rate reduction (2)	Term extension and interest rate reduction (2)	Principal forgiveness	Other	Total (3)(4)

	(in billions of yen)
2025
Domestic:
Corporate:
Large companies	408	—	—	—	3	412
Small and medium-sized companies	28	—	—	—	—	28
Retail:
Housing Loan	—	—	—	—	—	—
Others	5	—	—	—	—	5

Total domestic	441	—	—	—	3	445

Foreign:
Total foreign (1)	2	—	—	—	7	9

Total	443	—	—	—	10	454

	Term extension (2)	Interest rate reduction (2)	Term extension and interest rate reduction (2)	Principal forgiveness	Other	Total (3)(4)

	(in billions of yen)
2026
Domestic:
Corporate:
Large companies	159	—	20	10	3	193
Small and medium-sized companies	28	—	—	—	—	29
Retail:
Housing Loan	—	—	—	—	—	—
Others	4	—	—	—	—	4

Total domestic	191	—	20	10	3	225

Foreign:
Total foreign (1)	—	14	—	—	—	15

Total	191	15	20	10	3	240

Notes:
(1)	The majority of total foreign consist of corporate.
(2)
The financial effects of loan modifications, which were largely in the form of term extensions and interest rate reductions, included extending the weighted-average life of the loans by 11.0 months and 20.2 months, and reducing the weighted-average contractual interest rate by 0.5% and 1.0% for the fiscal years ended March 31, 2025 and 2026, respectively.

(3)	Commitments to lend to borrowers experiencing financial difficulty that were granted modifications were immaterial at March 31, 2025 and 2026.
(4)
The allowance for credit losses on loans is based on macroeconomic-sensitive models that rely on historical performance and macroeconomic scenarios to forecast expected credit losses. Modifications of loans impact expected credit losses by affecting the likelihood of default.

The following table presents the delinquent status of modified loans to borrowers experiencing financial difficulty, including loans that were modified during the fiscal years ended March 31, 2025 and 2026:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)
2025
Domestic:
Corporate:
Large companies	—	—	3	4	408	412
Small and medium-sized companies	—	—	—	—	28	28
Retail:
Housing Loan	—	—	—	—	—	—
Others	—	—	—	—	5	5

Total domestic	—	—	3	4	441	445

Foreign:
Total foreign (Note)	—	—	7	7	2	9

Total	—	—	10	11	443	454

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)
2026
Domestic:
Corporate:
Large companies	—	—	3	3	189	193
Small and medium-sized companies	—	—	—	—	29	29
Retail:
Housing Loan	—	—	—	—	—	—
Others	—	—	—	—	4	4

Total domestic	—	—	3	3	222	225

Foreign:
Total foreign (Note)	—	—	—	—	15	15

Total	—	—	3	3	236	240

Note: The majority of total foreign consist of corporate.
Payment default is deemed to occur when the loan becomes three months past due or the obligor is downgraded to the category of substantially bankrupt or bankrupt. The loans modified and subsequently defaulted during the fiscal years ended March 31, 2025 and 2026 were insignificant.

Age analysis of past due loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2025 and 2026:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)
2025
Domestic:
Corporate:
Large companies	1	—	38	39	45,840	45,879
Small and medium-sized companies	—	1	5	6	2,741	2,746
Retail:
Housing Loan	15	5	11	31	6,791	6,822
Others	4	1	9	15	1,260	1,275
Sovereign	—	—	—	—	3,693	3,693
Banks and other financial institutions	—	—	—	—	867	867

Total domestic	21	6	63	90	61,192	61,282

Foreign:
Total foreign (Note)	—	—	17	17	37,958	37,975

Total	21	6	80	108	99,150	99,257

2026
Domestic:
Corporate:
Large companies	—	1	44	44	50,528	50,573
Small and medium-sized companies	1	—	6	7	2,721	2,727
Retail:
Housing Loan	10	3	10	23	6,608	6,630
Others	4	1	9	14	1,180	1,195
Sovereign	—	—	—	—	552	552
Banks and other financial institutions	—	—	—	—	1,065	1,065

Total domestic	15	4	69	88	62,654	62,742

Foreign:
Total foreign (Note)	—	—	9	9	43,085	43,094

Total	15	4	78	97	105,739	105,836

Note: The majority of total foreign consist of corporate.
Net losses on sales of loans
Net losses on sales of loans were ¥43,457 million, ¥6,604 million and ¥27,828 million for the fiscal years ended March 31, 2024, 2025 and 2026, respectively. These net losses include unrealized gains and losses on loans held for sale, representing the adjustments to the lower of cost or fair value at the end of each reporting period. The gains and losses on sales of loans are recorded in Other noninterest income and expenses, respectively.